Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payment arrangements [Abstract]
Share-based payments
37. Share-based payments

The Group has several equity incentive arrangements under which share-based payments have been awarded to the Group’s Chairman and CEO in office during the years ended December 31, 2025, 2024 and 2023, the Senior Management Team and other employees of the Group, as well as to non-executive directors. The equity incentives primarily consist of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one ordinary share of the Company, as further described below.
The following table presents the share-based compensation expense recognized by the Group for the years ended December 31, 2025, 2024 and 2023.

		At December 31,
(€ thousands)		2025	2024	2023
Group’s Chairman and CEO
CEO 2025-2027 PSUs	(a)	766	—	—
CEO 2022-2024 PSUs	(b)	—	(452)	4,266
CEO IPO PSUs	(c)	—	—	840
Management
2025-2027 PSUs	(d)	1,961	—	—
2024-2026 PSUs	(e)	383	557	—
2022-2024 PSUs	(f)	—	3,332	4,062
2025-2028 RSUs	(g)	219	—	—
2023 RSUs	(h)	283	1,458	499
2022-2025 RSUs	(i)	1,408	1,216	1,456
Management IPO PSUs	(j)	—	—	1,300
Non-executive Directors
Non-Executive Directors’ Remuneration in Shares	(k)	813	759	795
Other share-based payments	(l)	(1,416)	1,602	6,562
Total		4,417	8,472	19,780

The following table summarizes the changes in the number of outstanding awards under the Group’s equity incentive arrangements at December 31 of the years presented.

	Group’s Chairman and CEO			Management
				PSUs			RSUs			IPO
	2025-2027 PSUs	2022-2024 PSUs	IPO PSUs	2025-2027 PSUs	2024-2026 PSUs	2022-2024 PSUs	2025-2028 RSUs	2023 RSUs	2022-2025 RSUs	Management IPO PSUs
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2022	—	2,520,000	600,000	—	—	1,366,050	—	—	585,450	880,000
Granted	—	—	—	—	—	114,800	—	170,000	49,200	—
Forfeited	—	(252,000)	—	—	—	—	—	—	—	—
Vested(1)	—	(588,000)	(600,000)	—	—	—	—	—	—	(880,000)
2023	—	1,680,000	—	—	—	1,480,850	—	170,000	634,650	—
Granted	—	—	—	—	518,350	—	—	17,000	—	—
Forfeited	—	(252,000)	—	—	(21,450)	(95,200)	—	—	(54,600)	—
Vested(1)	—	(588,000)	—	—	—	—	—	(127,000)	—	—
2024	—	840,000	—	—	496,900	1,385,650	—	60,000	580,050	—
Granted	744,416	—	—	1,290,000	—	—	259,845	—	—	—
Forfeited	—	(471,057)	—	(12,188)	(87,967)	(245,104)	—	—	(2,712)	—
Vested(1)	—	(368,943)	—	—	—	(1,140,546)	—	(30,000)	—	—
2025	744,416	—	—	1,277,812	408,933	—	259,845	30,000	577,338	—
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(1)The shares delivered or to be delivered as a result of vesting of the awards have been or are expected to be provided from treasury shares held by the Company.
The following table summarizes the fair value for accounting purposes of the share-based payment awards at the respective grant dates and the key valuation assumptions used.

	Group’s Chairman and CEO			Management
				PSUs			RSUs			IPO
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
	2025-2027 PSUs	2022-2024 PSUs	IPO PSUs	2025-2027 PSUs	2024-2026 PSUs	2022-2024 PSUs	2025-2028 RSUs	2023 RSUs	2022-2025 RSUs	Management IPO PSUs
Fair value	€4.08 - €5.69	€7.43 - €9.13	€5.77 - €6.93	€4.87 - €7.09	€3.04 - €6.79	€8.68 - €11.52	€7.98 - €8.42	€10.25 - €12.95	€8.62 - €11.40	€6.18 - €7.35

Grant date share price	€6.03	€7.43 - €9.13	$10.48	€7.47	$7.67	$9.71 - $12.68	€8.35 - €8.55	€10.30 - €12.95	$9.71 - $12.68	$10.48
Expected volatility(1)	44.98%	30.00% - 40.00%	30.00%	45.07%	41.77%	35.00% - 37.50%				30.00%
Dividend yield	1.69%	0.00%	0.00%	1.37%	1.62%	0.90% - 1.24%	1.44% - 1.46%	0.80% - 1.17%	0.90% - 1.24%	0.00%
Risk-free rate	3.51%	0.00%	0.73%	3.68%	4.13%	1.96% - 4.86%	1.18% - 3.60%	4.93% - 5.46%	2.07% - 4.05%	0.73%
______________________
(1)Based on the historical and implied volatility of a group of comparable companies

(a)CEO 2025-2027 PSUs
In April 2025 the Company awarded 744,416 PSUs (the “CEO 2025-2027 PSUs”) to the Group’s Chairman and CEO, which vest at the end of 2027 based on the achievement of targets relating to: (i) the Company’s earnings per share achieved over the performance period from 2025 to 2027, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2027 compared to the end of 2024, and (iii) the total shareholder return (“TSR”) of “ZGN” ordinary shares achieved over the performance period from 2025 to 2027 compared to a defined peer group, as well as the Group Chairman and CEO’s continued service in any executive capacity within the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period.
(b)CEO 2022-2024 PSUs
In 2021 and as amended in 2021 and 2022, the Company granted the Group’s Chairman and CEO up to a maximum of 2,520,000 PSUs, (the “CEO 2022-2024 PSUs”) that vest in three tranches in 2023, 2024 and 2025 according to the achievement of defined targets based on the Group’s Adjusted EBIT and the change in the adjusted net financial indebtedness/(cash surplus) (as defined in the related agreement) compared to the previous year for the performance periods 2022, 2023 and 2024, and the Group Chairman and CEO’s continued service to the Group at the date of vesting. Each of the performance targets will be settled independently of the other targets and the total number of shares to be assigned upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain ESG indicators over the performance period. On March 26, 2025, the Board determined the level of achievement of the performance conditions under the CEO 2022-2024 PSUs in 2024. As a result of such determination, 368,943 Ordinary Shares vested and were delivered to Gildo Zegna, following which there are no CEO 2022-2024 PSU awards outstanding.

(c)CEO IPO PSUs

In 2021, the Company granted 600,000 PSUs to the Group’s Chairman and CEO in connection with the Company’s public listing (the “CEO IPO PSUs”), of which:

•240,000 CEO IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, and (ii) a Company share price of at least $11.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and
•360,000 CEO IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the Group Chairman and CEO’s continued service with the Company from the award grant date until December 31, 2023.

(d)2025-2027 PSUs
In June 2025 the Company awarded 1,290,000 PSUs (the “2025-2027 PSUs”) to the Senior Management Team (excluding the Group’s Chairman and CEO) and certain other employees of the Group, which vest at the end of 2027 based on the achievement of targets relating to: (i) the cumulated revenues and cumulated Adjusted EBIT achieved over the performance period from 2025 to 2027, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2027 compared to the end of 2024, and (iii) the total shareholder return (“TSR”) of “ZGN” ordinary shares achieved over the performance period from 2025 to 2027 compared to a defined peer group, as well as the recipient’s continued service to the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period.
(e)2024-2026 PSUs

In 2024 the Company awarded 518,350 PSUs (“2024-2026 PSUs”) to the Senior Management Team (excluding the Group’s Chairman and CEO) and certain other employees of the Group, which vest in 2026 based on the achievement of targets relating to: (i) the cumulated revenues and cumulated Adjusted EBIT achieved over the performance period from 2024 to 2026, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2026 compared to the end of 2023, (iii) the total shareholder return (“TSR”) achieved over the performance period from 2024 to 2026, as well as the recipient’s continued service to the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period.
(f)2022-2024 PSUs
In 2022, the Company granted to the Senior Management Team (excluding the Group’s Chairman and CEO) and certain other employees of the Group a target number of 1,417,150 PSUs (the “2022-2024 PSUs”) that all vest in 2025 based on the achievement of defined targets related to Adjusted EBIT and the change in the adjusted net financial indebtedness/(cash surplus) compared to the previous year for the performance periods 2022, 2023 and 2024, and the recipient’s continued service to the Group at the date of vesting. Additional awards were subsequently granted under this plan. Each of the performance targets will be settled independently of the other targets and the total number of shares to be assigned upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period. In case of over- or underachievement of the targets and/or the multiplier, the number of awards that vest will be adjusted according to predefined parameters. On March 26, 2025, the Board of Directors determined the level of achievement of the performance conditions under the 2022-2024 PSUs in 2024. As a result of such determination, 1,140,546 Ordinary Shares vested and were delivered to the recipients, following which there are no remaining 2022-2024 PSU awards outstanding.
(g)2025-2028 RSUs
In 2025, the Company granted to members of the Senior Management Team (excluding the Group’s Chairman and CEO) and certain other employees of the Group up to a maximum of 259,845 RSUs (the “2025-2028 RSUs”) that vest in three tranches between 2026 and 2028 subject to the recipient’s continued service with the Group.
(h)2023 RSUs
In October 2023, the Company granted 170,000 RSUs (“2023 RSUs”) to the Senior Management Team, of which:
•80,000 RSUs that vested in two equal installments on April 10, 2024 and December 10, 2024 following the continued service of the recipients through the vesting periods, and
•90,000 RSUs that vest in three equal installments on December 10, 2024 (vested), December 10, 2025 (vested), and December 10, 2026, subject to the continued service of the recipients through the vesting periods.

In July 2024, the Company granted an additional 17,000 RSUs to the Senior Management Team and the awards vested on December 10, 2024 following the continued service of the recipients through the vesting period.
(i)2022-2025 RSUs
In 2022, the Company granted to the Senior Management Team (excluding the Group’s Chairman and CEO) and certain other employees of the Group up to a maximum of 607,350 RSUs (the “2022-2025 RSUs”) that vest in 2026 subject to the recipient’s continued service with the Group. Additional awards were subsequently granted under this plan.
(j)Management IPO PSUs

In 2021, the Company granted 900,000 PSUs to the directors of the Group (excluding the Group’s Chairman and CEO), key executives with strategic responsibilities and other employees of the Group in connection with the Company’s public listing (the “Management IPO PSUs”), of which:
•450,000 Management IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021 and, (ii) a Company share price of at least $11.50 for ten consecutive trading days following the public listing and before December 31, 2023, and
•450,000 Management IPO PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the recipient’s continued employment with the Company from the award grant date until December 31, 2023.

(k)Non-Executive Directors Remuneration in Shares

Under the Group’s remuneration policy, non-executive directors will receive 50% of their annual base remuneration in cash and 50% in the Company’s ordinary shares (“Non-Executive Directors’ Remuneration in Shares”). The number of ordinary shares in the Company to be assigned to the non-executive directors is determined based on the closing share price of the Company’s ordinary shares on the last trading date of the month preceding the grant date. If a non-executive director ceases to be employed by the Group within a given year, the shares will vest on a pro-rata basis until the date on which the non-executive director provided their services. A total of 94,320, 71,620 and 76,400 ordinary shares of the Company were earned by the non-executive directors for 50% of their annual base remuneration for services provided in 2025, 2024 and 2023, respectively, and the shares will be delivered to the recipients two years following the grant date, which is generally in January of the applicable year.
(l)Other share-based payments

In 2023, the Group modified the contractual terms of an agreement in order to entitle the Senior Management Team to settle a portion of a bonus in ordinary shares in 2024 equal to a value of $7,500 thousand. As a result, the compensation that was settled in ordinary shares was accounted for as equity-settled share-based compensation and measured at the fair value of the related compensation, with an offsetting increase to equity of €6,562 thousand. In 2024, an additional bonus was awarded, of which one third was to be paid in ordinary shares expected to be delivered in 2027. As a result, the Group recognized equity-settled share base compensation (measured at the fair value) of €1,602 thousand in 2024 and an offsetting increase to equity. In 2025, the Group recognized a reduction to costs of €1,416 thousand in relation to the forfeiture of a bonus awarded in 2024.

The Group’s Chairman and CEO is entitled to share purchase rights, under which the Group’s Chairman and CEO may purchase ordinary shares of the Company at a rate based on a multiplier of EBIT, for a maximum amount corresponding to his base salary, net of personal income tax, plus short-term variable cash compensation for the previous year (the “CEO Remuneration in Shares”). The annual right vests each year and can be exercised directly by the Group’s Chairman and CEO within 12 months after the end of each year. In June 2022, as a result of the exercise of the share purchase rights, 459,086 ordinary shares, which were previously held in treasury, were delivered to the Group’s Chairman and CEO for an aggregate purchase price of €3,390 thousand. In June 2023, as a result of the exercise of the share purchase rights, 468,450 ordinary shares, which were previously held in treasury, were delivered to the Group’s Chairman and CEO for an aggregate purchase price of €3,654 thousand. The Group’s Chairman and CEO did not exercise this right in 2025 or 2024 in relation to the preceding year’s remuneration.